Investments in Local Limited Partnerships - Schedule of Equity Method Activity of the Investments in Local Limited Partnership (Details) (Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Acquisition fees and costs, net of accumulated amortization	$ 30,600	$ 27,000